Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ 1,635,956	$ 5,322,063
Millburn Multi-Markets Trading L.P. [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)	19,093,847	52,444,713
Investments in U.S. Treasury notes	119,858,882	165,550,471
Total investments in U.S. Treasury notes	138,952,729	217,995,184
Net unrealized appreciation on open futures and forward currency contracts	2,196,537	5,422,647
Net unrealized depreciation on open futures and forward currency contracts	(560,581)	(100,584)
Total futures and forward currency contracts	1,635,956	5,322,063
Total financial assets at fair value	140,588,685	223,317,247
Millburn Multi-Markets Trading L.P. [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,055,429	5,350,623
Millburn Multi-Markets Trading L.P. [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	500,398	(224,818)
Millburn Multi-Markets Trading L.P. [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(160,700)	(126,282)
Millburn Multi-Markets Trading L.P. [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	645,231	(1,796,511)
Millburn Multi-Markets Trading L.P. [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	153,030	44,850
Millburn Multi-Markets Trading L.P. [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(333,025)	1,705,450
Millburn Multi-Markets Trading L.P. [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	493,133	64,547
Millburn Multi-Markets Trading L.P. [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	757,362	5,683,387
Millburn Multi-Markets Trading L.P. [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(419,473)	(28,560)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	138,952,729	217,995,184
Total futures and forward currency contracts	2,055,429	5,350,623
Total financial assets at fair value	141,008,158	223,345,807
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	2,055,429	5,350,623
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	500,398	(224,818)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(160,700)	(126,282)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	645,231	(1,796,511)
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	153,030	44,850
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(333,025)	1,705,450
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	493,133	64,547
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	757,362	5,683,387
Millburn Multi-Markets Trading L.P. [Member] | Level 1 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts
Millburn Multi-Markets Trading L.P. [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	(419,473)	(28,560)
Total financial assets at fair value	(419,473)	(28,560)
Millburn Multi-Markets Trading L.P. [Member] | Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total futures and forward currency contracts	$ (419,473)	$ (28,560)